Acquisition of businesses	6 Months Ended
Jun. 30, 2020
Disclosure of acquisition of businesses [abstract]
Acquisition of businesses
7. Acquisition of businesses
Fair value of assets and liabilities arising from acquisitions:
(USD millions)	H1 2020	H1 2019

Property, plant and equipment	26	44

Right-of-use assets	32

Currently marketed products	269

Acquired research and development	8 602	449

Deferred tax assets	470	20

Financial and other assets	49

Inventories	84	6

Trade receivables, marketable securities and other current assets	109	4

Cash and cash equivalents	76

Deferred tax liabilities	– 1 928	– 101

Current and non-current financial debts	– 32	– 2

Current and non-current lease liabilities	– 44

Trade payables and other liabilities	– 144	– 9

Net identifiable assets acquired	7 569	411

Acquired cash and cash equivalents	– 76

Goodwill	2 537	75

Net assets recognized as a result of business combinations	10 030	486

Note 3 details significant acquisitions of businesses, specifically, The Medicines Company and the Japanese business of AGI in 2020, and IFM Tre, Inc. in 2019. The goodwill arising out of these acquisitions is attributable to the buyer specific synergies, the assembled workforce, and the accounting for deferred tax liabilities on the acquired assets. Goodwill of USD 59 million in 2020 (2019: nil) is tax deductible.